Note 6 - Revenues	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue [text block]
6.
REVENUES

The Company sells metals in the form of doré and concentrates. The Company’s primary product is silver and other metals produced as part of the extraction process, such as gold, lead and zinc, are considered as by-products. Revenues from sale of metal, including by-products, are recorded net of smelting and refining costs.

Revenues for the year are summarized as follows:
	Year Ended December 31,
	2019		2018
Gross revenue by material:
Doré	$345,334	94%	$255,723	83%
Concentrate	23,501	6%	52,697	17%
Gross revenue	$368,835	100%	$308,420	100%

Gross revenue from payable metals:
Silver	$215,301	58%	$176,783	57%
Gold	143,029	39%	111,058	36%
Lead	6,988	2%	14,369	5%
Zinc	3,517	1%	6,210	2%
Gross revenue	368,835	100%	308,420	100%
Less: smelting and refining costs	(4,891)		(7,491)
Revenues	$363,944		$300,929

As at
December
31,
2019,
$4.5
million of revenues that have
not
satisfied performance obligations were recorded as unearned revenue (
December 31, 2018 -
$3.8
million) and will be recorded as revenue in the subsequent period. During the year ended
December
31,
2019,
revenue related to provisional pricing adjustments on concentrate sales was
$0.1
million (
2018
-
$0.8
million).

(a)	Gold Stream Agreement with Sandstorm Gold Ltd.

The Santa Elena mine has a purchase agreement with Sandstorm Gold Ltd. (“Sandstorm”), which requires the Company to sell
20%
of its gold production over the life of mine from its leach pad and a designated area of its underground operations. The selling price to Sandstorm is the lesser of the prevailing market price or
$450
per ounce, subject to a
1%
annual inflation. During the year ended
December
31,
2019,
the Company delivered
9,164
ounces (
2018
-
8,947
ounces) of gold to Sandstorm at an average price of
$458
per ounce (
2018
-
$453
per ounce).

(b)	Gold Stream Agreement with Wheaton Precious Metals Corporation

The San Dimas mine has a purchase agreement with WPMI, which entitles WPMI to receive
25%
of the gold equivalent production (based on a fixed exchange ratio of
70
silver ounces to
1
gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of
$600
(subject to a
1%
annual inflation adjustment) and the prevailing market price, for each gold equivalent ounce delivered under the New Stream Agreement.

During the year ended
December
31,
2019,
the Company delivered
44,667
ounces (
2018
-
21,962
ounces) of gold equivalent to WPMI at
$604
(
2018
-
$600
) per ounce.